Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,981	1,972		1,959
Effect of stock lending	30	30		30
Effect of delivery of treasury shares	2	4		9
Weighted average number of ordinary and restricted shares at 31 December	2,013	2,007		1,998
Effect of share options, warrants and restricted stock units	37	38		39
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,050	2,045		2,037
Profit attributable to equity holders of AB InBev	$ 5,969	$ 4,670	[1]	$ 1,405	[1]
Profit from discontinued operations (refer to Note 21)	0	0	[1]	(2,055)	[1]
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	(331)	23		1,211
Hyperinflation impacts	(30)	28		4
Underlying profit	6,093	5,774		5,022
Net impact of exceptional items on profit (refer to Note 8)	484	1,054		4,458
Profit before exceptional items, attributable to equity holders of AB InBev	$ 6,454	$ 5,723		$ 3,807
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	2,013	2,007		1,998

[1]	Amended to conform to 2022 presentation.